Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 entity	Dec. 31, 2011	Dec. 31, 2010
VIEs
Cash and cash equivalents and short-term investments	$ 713,598,000	$ 673,475,000
Accrued liabilities	168,677,000	140,476,000
Income tax payable	13,466,000	14,717,000
Results of operations of the VIEs and their subsidiaries
Net revenues	529,329,000	482,829,000	402,617,000
Net loss	31,855,000	(302,418,000)	(19,339,000)
Net increase (decrease) in cash and cash equivalents
Net increase in cash and cash equivalents	(314,154,000)	(129,639,000)	(102,804,000)
Number of entities consolidated beginning in January 2003	2
Term of loan agreements	10 years
Consolidated VIEs
VIEs
Interest free loans to PRC employees	34,200,000
Aggregate accumulated losses	14,400,000
Assets of consolidated VIEs	133,077,000	139,751,000
Cash and cash equivalents and short-term investments	92,300,000
Liabilities of consolidated VIEs	98,511,000	68,882,000
Accrued liabilities	77,300,000
Income tax payable	10,100,000
Deferred revenues	11,100,000
Assets and liabilities of the VIEs and their subsidiaries
Total assets	133,077,000	139,751,000
Total liabilities	98,511,000	68,882,000
Results of operations of the VIEs and their subsidiaries
Net revenues	314,504,000	244,274,000	231,833,000
Net loss	(6,322,000)	(1,556,000)	(199,000)
Net increase (decrease) in cash and cash equivalents
Net increase in cash and cash equivalents	2,285,000	13,960,000	19,099,000
Assets, except for registered capital and PRC statutory reserves of VIEs, used to settle obligations of VIEs	0
Registered capital and PRC statutory reserves of VIEs	48,900,000
ICP Company
Net increase (decrease) in cash and cash equivalents
Registered capital	19,000,000
Term of loan agreements	5 years
ICP Company | Yan Wang, director
Net increase (decrease) in cash and cash equivalents
Percentage of variable interest entity held by employees	0.20%
ICP Company | Tong Chen, executive officer of the entity
Net increase (decrease) in cash and cash equivalents
Percentage of variable interest entity held by employees	22.80%
ICP Company | Hong Du, executive officer of the entity
Net increase (decrease) in cash and cash equivalents
Percentage of variable interest entity held by employees	27.10%
ICP Company | Non-executive PRC employees
Net increase (decrease) in cash and cash equivalents
Percentage of variable interest entity held by employees	49.90%
Number of non-executive PRC employees who hold ownership interest in VIEs	2
Xunlong
Net increase (decrease) in cash and cash equivalents
Registered capital	1,200,000
Xunlong | Non-executive PRC employees
Net increase (decrease) in cash and cash equivalents
Number of non-executive PRC employees who hold ownership interest in VIEs	2
StarVI
Net increase (decrease) in cash and cash equivalents
Registered capital	1,200,000
StarVI | Non-executive PRC employees
Net increase (decrease) in cash and cash equivalents
Number of non-executive PRC employees who hold ownership interest in VIEs	3
Wangxing
Net increase (decrease) in cash and cash equivalents
Registered capital	1,200,000
Wangxing | Non-executive PRC employees
Net increase (decrease) in cash and cash equivalents
Number of non-executive PRC employees who hold ownership interest in VIEs	2
IAD Company
Net increase (decrease) in cash and cash equivalents
Registered capital	7,300,000
IAD Company | Non-executive PRC employees
Net increase (decrease) in cash and cash equivalents
Number of non-executive PRC employees who hold ownership interest in VIEs	2
Weimeng
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 1,500,000
Weimeng | Non-executive PRC employees
Net increase (decrease) in cash and cash equivalents
Number of non-executive PRC employees who hold ownership interest in VIEs	3